Long-Term Debt, Secured Credit Facilities (Details) $ in Thousands																				9 Months Ended
	Jun. 30, 2018 USD ($)	Sep. 29, 2017 USD ($)	Sep. 25, 2017 USD ($) Installment	Aug. 28, 2017 USD ($)	Jun. 22, 2017 USD ($)	May 26, 2017 USD ($)	May 24, 2017 USD ($) Installment Drawdown	Mar. 07, 2017 USD ($) Installment	Feb. 23, 2017	Dec. 13, 2016 USD ($)	Nov. 28, 2016 USD ($) Installment Vessel	Jul. 28, 2016 USD ($) Installment	Dec. 07, 2015 USD ($)	Dec. 02, 2015 USD ($) Installment	Nov. 10, 2015 USD ($)	Nov. 04, 2015 USD ($) Installment	Sep. 11, 2015 USD ($) Installment Vessel	Sep. 01, 2015 USD ($) Installment Vessel	Mar. 06, 2015 USD ($)	Sep. 30, 2017 USD ($) Installment Subsidiary Facility	Sep. 30, 2016 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from draw down																				$ 34,500	$ 0
Settlement amount																				31,631	550
Gain on debt refinancing																				11,392	$ 0
Liquidity requirements																				$ 500
Number of vessel owning subsidiaries that are borrowers under loan facilities | Subsidiary																				6
Number of facilities guaranteed by Seanergy Maritime Holdings Corp. | Facility																				5
Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity																			$ 8,750
Percentage of net income limit for declaring dividends																			50.00%
Term to meet consolidated installment and debt interest payments																				18 months
Number of installments paid | Installment																				10
Number of consecutive payment installments that can be partially deferred | Installment												4
Frequency of periodic payment																				Quarterly
Installment payment												$ 250
Balloon payment												$ 4,550
Maturity date																				Mar. 17, 2020
Loan Agreement dated March 6, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Leverage ratio																				75.00%
EBITDA to net interest expense																				2
Security requirement percentage																				125.00%
Loan Agreement dated March 6, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate																			3.75%
Loan Agreement dated September 1, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity																		$ 44,430
Frequency of periodic payment																				Quarterly
Balloon payment																		$ 28,837
Number of consecutive payment installments | Installment																		12
Maturity date																				Jun. 30, 2020
Number of vessels secured by first priority mortgage | Vessel																		2
Loan Agreement dated September 1, 2015 [Member] | Forecast [Member]
Secured Credit Facilities [Abstract]
Prepayment necessary to decrease margin on variable rate	$ 3,000
Loan Agreement dated September 1, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Value to loan ratio									120.00%
EBITDA to interest payments ratio									2
Loan Agreement dated September 1, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Total liabilities to total assets ratio									75.00%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Forecast [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate	3.25%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate																		3.40%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate																		3.60%
Loan Agreement dated September 1, 2015 [Member] | First Three Installments [Member]
Secured Credit Facilities [Abstract]
Installment payment																		$ 1,049
Number of consecutive payment installments | Installment																		3
Loan Agreement dated September 1, 2015 [Member] | Fourth Installment [Member]
Secured Credit Facilities [Abstract]
Installment payment																		$ 4,050
Number of consecutive payment installments | Installment																		1
Loan Agreement dated September 1, 2015 [Member] | Next Eight Installments [Member]
Secured Credit Facilities [Abstract]
Installment payment																		$ 1,049
Number of consecutive payment installments | Installment																		8
Loan Agreement dated September 11, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity																	$ 52,705
Frequency of periodic payment																				Quarterly
Installment payment																	1,552
Balloon payment																	$ 29,425
Number of consecutive payment installments | Installment																	15
Maturity date																				Dec. 28, 2020
Number of vessels secured by first priority mortgage | Vessel																	3
Value to loan ratio, first threshold																	125.00%
Value to loan ratio, second threshold																	166.67%
Loan Agreement dated September 11, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Value to loan ratio								120.00%
EBITDA to interest payments ratio								2
Loan Agreement dated September 11, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Total liabilities to total assets ratio								75.00%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Less than 125% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate																	3.20%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Between 125% and 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate																	3.00%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Greater than 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate																	2.75%
Loan Agreement dated November 4, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity																$ 33,750
Proceeds from draw down															$ 33,750
Percentage of net income limit for declaring dividends																50.00%
Term to meet consolidated installment and debt interest payments																				18 months
Frequency of periodic payment																				Quarterly
Installment payment																$ 844
Balloon payment																$ 20,250
Number of consecutive payment installments | Installment																16
Maturity date																				Nov. 10, 2021
Loan Agreement dated November 4, 2015 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Value to loan ratio												125.00%
Loan Agreement dated November 4, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate																3.50%
Loan Agreement dated December 2, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity														$ 39,412
Proceeds from draw down													$ 39,412
Frequency of periodic payment																				Quarterly
Installment payment														985
Balloon payment														$ 24,637
Number of consecutive payment installments | Installment								4						15
Maturity date																				Feb. 26, 2021
Prepayment to satisfy and settle full amount of debt facility								$ 28,000
Number of previous installments included in prepayment | Installment								3
Balance of secured term loan facility discharged		$ 35,412
Settlement amount		24,000
Gain on debt refinancing		11,392
Refinancing charges		6
Write-off of unamortized deferred financing charges		$ 14
Loan Agreement dated December 2, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate														2.50%
Loan Agreement dated December 2, 2015 [Member] | Due April 28, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment								$ 2,000
Loan Agreement dated December 2, 2015 [Member] | Due June 30, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment								2,000
Loan Agreement dated December 2, 2015 [Member] | Due September 29, 2017 [Member]
Secured Credit Facilities [Abstract]
Installment payment								3,000
Loan Agreement dated December 2, 2015 [Member] | Due May 2, 2018 [Member]
Secured Credit Facilities [Abstract]
Installment payment								$ 32,412
Loan Agreement dated November 28, 2016 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity											$ 32,000
Proceeds from draw down										$ 32,000
Frequency of periodic payment																				Quarterly
Installment payment											900
Balloon payment											$ 28,400
Number of consecutive payment installments | Installment											4
Maturity date																				Dec. 31, 2019
Interest rate											11.00%
Number of vessels secured by first priority mortgage | Vessel											2
Term of additional extension																				2 years
Extension fee percentage											1.75%
Restricted deposits											$ 1,500
Number of interest payments covered by restricted deposits of prepaid interest | Installment											8
Loan Agreement dated May 24, 2017 [Member]
Secured Credit Facilities [Abstract]
Proceeds from draw down					$ 4,750	$ 13,250
Frequency of periodic payment																				Quarterly
Installment payment							$ 200
Balloon payment							$ 14,000
Number of consecutive payment installments | Installment							20
Number of draw down | Drawdown							2
Maturity date																				May 26, 2022
Repayment of excess cash				$ 380
Excess cash							$ 1,000
Loan Agreement dated May 24, 2017 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash							10
Liquidity requirements							500
Loan Agreement dated May 24, 2017 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity							18,000
Repayment of excess cash							$ 3,600
Loan Agreement dated May 24, 2017 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate							4.65%
Loan Agreement Amended September 25, 2017 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 16,500
Frequency of periodic payment																				Quarterly
Number of consecutive payment installments | Installment			19
Maturity date																				May 26, 2022
Excess cash			$ 1,000
Liquidity requirements			500
Loan Agreement Amended September 25, 2017 [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash			10
Loan Agreement Amended September 25, 2017 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Repayment of excess cash			1,250
Loan Agreement Amended September 25, 2017 [Member] | First Four Installments [Member]
Secured Credit Facilities [Abstract]
Installment payment			$ 200
Number of consecutive payment installments | Installment			4
Loan Agreement Amended September 25, 2017 [Member] | Subsequent Four Installments [Member]
Secured Credit Facilities [Abstract]
Installment payment			$ 300
Number of consecutive payment installments | Installment			4
Loan Agreement Amended September 25, 2017 [Member] | Subsequent Eleven Installments [Member]
Secured Credit Facilities [Abstract]
Installment payment			$ 400
Number of consecutive payment installments | Installment			11